Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Business and Summary of Significant Accounting Policies [Abstract]
Operating revenue, net of contractual allowances and discounts (but before the provision for bad debts),

Operating revenues, net of contractual allowances and discounts (but before the provision for bad debts), recognized during the years ended December 31, 2011, 2010 and 2009, is as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
Medicare	$3,654,247	$3,464,117	$3,212,424
Medicaid	1,318,756	1,345,315	1,146,033
Managed Care and other third-party payors	7,014,519	6,359,322	6,071,023
Self-pay	1,638,646	1,454,520	1,312,974

Total	$13,626,168	$12,623,274	$11,742,454

Accumulated Other Comprehensive Income (Loss)

	Change in Fair Value of Interest Rate Swaps	Change in Fair Value of Available for Sale Securities	Change in Unrecognized Pension Cost Components	Accumulated Other Comprehensive Income (Loss)
Balance as of December 31, 2009	$(202,260)	$(1,180)	$(17,945)	$(221,385)
2010 Activity, net of tax	(15,676)	3,716	2,418	(9,542)

Balance as of December 31, 2010	(217,936)	2,536	(15,527)	(230,927)
2011 Activity, net of tax	55,145	(960)	(7,737)	46,448

Balance as of December 31, 2011	$(162,791)	$1,576	$(23,264)	$(184,479)